ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Liabilities Disclosure [Text Block]
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2010
Accrued marketing expenses	$541	$402
Subcontractors of long-term contract	252	368
Litigation provision	147	352
Related parties	414	71
Legal service providers	365	364
Withholding tax provision in respect of Convertible Bonds held by controlling shareholder	177	-
Other accrued expenses	268	687

	$2,164	$2,244